BUSINESS OVERVIEW (Details) $ in Millions		12 Months Ended
	Feb. 27, 2017 CAD ($) shares	Dec. 31, 2018 operating_segment
Business Acquisition [Line Items]
Number of operating segments | operating_segment		5
Spectra Energy Corp
Business Acquisition [Line Items]
Purchase price | $	$ 37,509
Shares paid to acquiree for each share of acquiree stock (in shares) | shares	0.984
Ownership interest acquired (as a percent)	100.00%